Risk management - Credit quality outstandings (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	€ 967,655	€ 951,934
ING Bank portfolio, outstandings
Disclosure of credit risk exposure [line items]
Financial assets	938,061	913,977
ING Bank portfolio, outstandings | Lending and investment
Disclosure of credit risk exposure [line items]
Financial assets	820,120	840,694
ING Bank portfolio, outstandings | Money market
Disclosure of credit risk exposure [line items]
Financial assets	54,039	29,752
ING Bank portfolio, outstandings | Pre-settlement
Disclosure of credit risk exposure [line items]
Financial assets	63,901	43,531
ING Bank portfolio, outstandings | Performing not past due
Disclosure of credit risk exposure [line items]
Financial assets	799,990	819,410
ING Bank portfolio, outstandings | Business lending performing past due
Disclosure of credit risk exposure [line items]
Financial assets	7,659	8,121
ING Bank portfolio, outstandings | Consumer lending performing past due
Disclosure of credit risk exposure [line items]
Financial assets	780	1,142
ING Bank portfolio, outstandings | Of which: non-performing
Disclosure of credit risk exposure [line items]
Financial assets	€ 11,691	€ 12,021